Benefit Plans (Narrative) (Detail) (USD $)	12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Pentegra Db Plan [Member]	Dec. 31, 2012 Pentegra Db Plan [Member]	Dec. 31, 2011 Pentegra Db Plan [Member]	Dec. 31, 2013 Roma Financial Corporation	Dec. 06, 2013 Roma Financial Corporation	Dec. 31, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Ownership Plan	Dec. 31, 2012 Employee Stock Ownership Plan	Dec. 31, 2011 Employee Stock Ownership Plan	Dec. 31, 2013 Amended And Restated Supplemental Esop And Retirement Plan	Dec. 31, 2012 Amended And Restated Supplemental Esop And Retirement Plan	Dec. 31, 2011 Amended And Restated Supplemental Esop And Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plans, Funded Percentage					98.38%	103.01%
Contribution and pension cost					$ 5,900,000	$ 5,200,000	$ 5,200,000
Accrued liability in pension plan					247,000	1,100,000
Defined benefit plan maximum employer contribution					5.00%
Expected contribution for the 2013					6,000,000
Unfunded pension status, fully accrued									6,300,000
Underfunded pension benefits	29,152,000	25,526,000
Accumulated benefit obligation	20,100,000	17,300,000
Matching contribution	50.00%
Contribution By Participants, Percentage	6.00%
Company's aggregate contributions	1,500,000	1,200,000	1,000,000
Shares authorized to purchase																4,254,072
Common Stock Price																$ 10.00
Outstanding loan principle balance																33,500,000
Shares allocated to participants																1,276,221
Shares unallocated or not yet committed to be released																2,977,851
Fair market value																76,200,000
Compensation expense																3,000,000	2,300,000	2,000,000	782,000	240,000	200,000
Issuance of additional restricted stock										197,920	7,000	15,000	3,000	484,000	500,000
Number of stock option grated due to Roma Acquisition	819,189							621,269
Weighted average exercise price for options grated due to Roma Acquisition	$ 16.85							$ 15.59
Vesting period													5 years
Contractual term of option													10 years
Share-based compensation expense		3,400,000	3,700,000	8,700,000
Stock option expense		365,000	424,000	3,000,000
Restricted stock expense		3,100,000	3,200,000	5,700,000
Nonvested awards, compensation not yet recognized										11,500,000
Weighted average period of unvested restricted shares, years										4 years 3 months 4 days
Weighted average grant date fair value of options granted	$ 9.51	$ 6.04
Future expense of non vested option outstanding	$ 1,300,000
Expected future compensation expense relating to unvested restricted shares	6 years 5 months 12 days